Summary of Significant Accounting Policies	9 Months Ended
Mar. 31, 2012
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates and Assumptions

        The preparation of financial statements in conformity with U.S. GAAP, for a fair presentation of the periods presented, requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and related disclosures at the date of the financial statements and the reported amounts of revenues, expenses and related disclosures during the reporting period. On an ongoing basis, management evaluates these estimates, judgments and assumptions, including those related to revenue recognition, stock-based compensation, goodwill, and acquired intangible assets, capitalization of software, allowances for bad debt and income taxes. We base these estimates on historical and anticipated results and trends and on various other assumptions we believe are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates, and such differences could affect the results of operations reported in future periods.

Foreign currency translation

        We record assets, liabilities and the results of our operations outside of the United States based on their functional currency. On consolidation, we translate all assets and liabilities using the exchange rates in effect as of the balance sheet date. We translate revenues and expenses using the monthly average exchange rates that were in effect during the period. We recognize the resulting adjustments as a separate component of equity in other comprehensive loss or gain. Foreign currency transaction gains and losses are included in income as incurred for that period.

        Our European, Canadian, Latin American and Australian subsidiaries represented approximately 8% of our consolidated total revenues and 7% of consolidated long-lived assets at June 30, 2011, and 16% of consolidated total revenues and 18% of consolidated long-lived assets at March 31, 2012. We will continue to manage our foreign currency exposure to mitigate, over time, a portion of the impact of exchange rate fluctuation on net income and earnings per share. The fluctuation in the exchange rates resulted in foreign currency translation gains (loss) reflected as a component of comprehensive loss in stockholders' equity of $7 thousand, $29 thousand and $(18) thousand at June 30, 2010 and 2011 and March 31, 2012, respectively.

Certain Risks and Uncertainties

        We operate in a highly competitive and dynamic market. Accordingly, there are factors that could adversely impact our current and future operations or financial results including, but not limited to, the following: our ability to obtain rights to or protect intellectual property; changes in regulations; our ability to develop new products accepted in the marketplace; future impairment charges; competition including, but not limited to, product pricing, product features and services; litigation or claims against Lyris; and the hiring, training and retention of key employees.

        Financial instruments that potentially subject us to a concentration of credit risk consist primarily of cash and trade receivables. We sell our products primarily to customers throughout the United States. We monitor the credit status of our customers on an ongoing basis and do not require our customers to provide collateral for purchases on credit. No sales to an individual customer accounted for more than 10% of revenue for the fiscal years ended June 30, 2010 and 2011, or the nine months ended March 31, 2011 and 2012. Moreover, there was no single customer or supplier that accounted for more than 10% of our accounts receivables for the same periods.

Segment Reporting

        We operate in one segment. See Note 16 "Segment Reporting" of the Notes to Consolidated Financial Statements.

Fair Value of Financial Instruments

        The carrying amounts of certain financial instruments, including cash, accounts receivable and accounts payable, and certain other accrued liabilities approximate their fair values, due to their short maturities. Based on borrowing rates currently available to us for loans with similar terms, the carrying amounts of capital lease obligations approximate their fair value. The revolving line of credit approximates fair value due to its market interest rate and short-term nature.

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability ("exit price") in an orderly transaction between market participants at the measurement date. The FASB has established a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from independent sources (observable inputs) and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

        The three levels of the fair value hierarchy under the guidance for fair value measurement are described below:

          Level 1:     Pricing inputs are based upon quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date. As of March 31, 2012, we used Level 1 assumptions for our cash equivalents, which were $0.9 million at March 31, 2012. There are no cash equivalents as of June 30, 2010 and 2011. The valuations are based on quoted prices of the underlying money market funds that are readily and regularly available in an active market, and accordingly, a significant degree of judgment is not required.

          Level 2:     Pricing inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. As of June 30, 2011 and March 31, 2012, we did not have any Level 2 financial assets or liabilities.

          Level 3:     Pricing inputs are generally unobservable for the assets or liabilities and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require management's judgment or estimation of assumptions that market participants would use in pricing the assets or liabilities. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques. As of June 30, 2011 and March 31, 2012, we did not have any significant Level 3 financial assets or liabilities.

Cash and Cash Equivalents

        We consider all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Cash and cash equivalents, primarily consisting of cash on deposit with banks and money market funds, are stated at cost, which approximates fair value. At certain times, we maintain cash balances with banks in excess of FDIC insured limits. We limit our credit risk by maintaining accounts with financial institutions of high credit standing.

Property and Equipment

        Property and equipment are stated at cost, less accumulated depreciation and amortization. Depreciation and amortization is computed using the straight-line method over the shorter of the estimated useful lives of the assets, generally two years to seven years, or the lease term including any lease term extensions that we have the right and intention to execute, if applicable. Repair and maintenance costs are expensed in the period incurred.

        See Note 6 "Property and Equipment" of the Notes to Consolidated Financial Statements.

Revenue Recognition

        We recognize revenue from providing hosting and professional services and licensing our software products to our customers.

        We generally recognize revenue when all of the following conditions are satisfied: (1) there is persuasive evidence of an arrangement; (2) the service has been provided to the customer (for software licenses, revenue is recognized when the customer is given electronic access to the licensed software); (3) the amount of fees to be paid by the customer is fixed or determinable; and (4) the collection of fees is probable.

Subscription and Other Services Revenue

        We generate services revenue from several sources, including hosted software services bundled with technical support (maintenance) services and professional services. We recognize subscription revenue in two ways: (1) based on the subscription plan defined in the agreement with specified monthly volume, and (2) based on actual usages at rates specified in the agreement. Additionally, we invoice excess usage and recognize it as revenue when incurred.

        In October 2009, the Financial Accounting Standards Board ("FASB") issued an Accounting Standards Update 2009-13, Multiple-Deliverable Revenue Arrangements a consensus of the of the FASB Emerging Issues Task Force ("ASU No. 2009-13") which amended the accounting standards for revenue recognition for multiple deliverable revenue arrangements to:

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  Provide updated guidance on how the deliverables of an arrangement should be separated and how the consideration should be allocated;

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  Eliminate the use of the residual method and require an entity to allocate revenue using the relative selling price method; and

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  Require an entity to allocate revenue to an arrangement using the estimated selling prices ("ESP") of deliverables if it does not have vendor-specific objective evidence ("VSOE") of fair value or third-party evidence ("TPE") of selling price.

        Valuation terms are defined as set forth below:

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  VSOE—the price at which the element is sold in a separate stand-alone transaction

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  TPE—evidence from Lyris or other companies of the value of a largely interchangeable element in a transaction

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  ESP—our best estimate of the selling price of an element in a transaction

        We adopted ASU No. 2009-13 for the fiscal year ended June 30, 2011 on a prospective basis for multiple-element arrangements that include subscription services bundled with technical support and professional services. The implementation resulted in an immaterial difference in revenue recognized and additional disclosures that are included below.

        We follow accounting guidance for revenue recognition of multiple-element arrangements to determine whether such arrangements contain more than one unit of accounting. Multiple-element arrangements require the delivery or performance of multiple products, services and/or rights to use assets. Although our professional services that are a part of multiple element arrangement have standalone value to the customer, such services could not be accounted as separate units of accounting under the previous guidance, as VSOE did not exist for the undelivered element. The VSOE for subscription services could not be established based on the historical pricing trends to date, which indicate that the price of the majority of standalone sales does not yet fall within a narrow range around the median price. Since our subscription services have standalone value as such services are often sold separately, but do not have VSOE, we use ESP to determine fair value for our subscription services when sold in a multiple-element arrangement and recognize revenue based on ASU No. 2009-13. For the fiscal year ended June 30, 2011 and the nine months ended March 31, 2012, TPE was concluded to be an impractical alternative due to differences in features and functionality of other companies' offerings and lack of access to the actual selling price of competitor standalone sales. If new subscription service products are acquired or developed that require significant professional services in order to deliver the subscription service and the subscription service and professional services cannot support standalone value, then such subscription services and professional services will be evaluated as one unit of accounting. We determined ESP of fair value for subscription services based on the following:

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  We have defined processes and controls to ensure our pricing integrity. Such controls include oversight by a cross-functional team and members of executive management. Significant factors considered when establishing pricing include market conditions, underlying costs, promotions and pricing history of similar services. Based on this information and actual pricing trends, management establishes or modifies the pricing.

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  We identified the population of transactions to serve as the basis for establishing ESP, including subscription services and professional services pricing history in transactions with multiple-element arrangements and those sold on a standalone basis.

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  We analyzed the population of items sold by stratifying the population by product type and level and considered several data points, such as (1) average price charged, (2) weighted average price to incorporate the frequency of each item sold at any given price, and (3) the median price charged. These three price points were then compared with the existing price list that is used as a point of reference to negotiate contracts and does not represent fair value. Additionally, we gathered and analyzed sales' team feedback gained from interaction with customers and similar activities. This feedback included consideration of current market trends for pricing charged by companies offering similar services, competitive advantage of the products we offer and recent economic pressures that have resulted in lower spending on marketing activities. ESP for each item in the population was established based on the factors noted above and was reviewed by management.

        For transactions entered into or materially modified after July 1, 2010, Lyris allocates consideration in multiple-element arrangements based on the relative selling prices. Revenue is then recognized as appropriate for each separate element based on its fair value. For the year ended June 30, 2011 and the nine months ended March 31, 2012, the impact on our revenue under the new accounting guidance as compared to the previous methodology resulted in an immaterial difference in revenue recognized as compared to that which would have previously been deferred and recognized ratably. The immaterial impact is primarily a result of the limited population of transactions subject to newly adopted guidance, as it includes only those arrangements entered into or materially modified after July 1, 2010. The accounting treatment for arrangements entered into prior to July 1, 2010 continues to follow legacy accounting rules and the revenue recognition method applied to certain types of arrangements has not changed upon adopting new guidance and does not affect the revenue recognized. The adoption of new guidance did not result in a material impact to the financial statements for fiscal 2011 or for the nine months ended March 31, 2012.

        However, new guidance may result in a material impact in the future, due to the change in other factors affecting the revenue recognition method, as the impact on the timing and pattern of revenue will vary depending on the nature and volume of new or materially modified contracts in any given period.We expect that the new accounting guidance will facilitate our efforts to optimize the sales and marketing of our offerings due to better alignment between the economics of an arrangement and the accounting for that arrangement. Such optimization may lead us to modify our pricing practices, which could result in changes in the relative selling prices of our elements, including both VSOE and ESP, and therefore change the allocation of the sales price between multiple elements within an arrangement. However, this will not change the total revenues recognized with respect to the arrangement.

        We defer technical support (maintenance) revenue, including revenue that is part of a multiple element arrangement, and recognizes it ratably over the term of the agreement, which is generally one year.

        For professional services sold separately from subscription services, we recognize professional service revenues as delivered. Expenses associated with delivering all professional services are recognized as incurred when the services are performed. Associated out-of-pocket travel costs and expenses related to the delivery of professional services are typically reimbursed by the customer and are accounted for as both revenue and expense in the period the cost is incurred.

        For multiple element arrangements entered into prior to July 1, 2010 that include both subscription and professional services and did not meet the reparability criteria under the previous guidance, we have accounted for as a single unit of accounting. Consistent with the revenue recognition method applied prior to the adoption of ASU No. 2009-13, revenue for these arrangements continues to be recognized ratably over the term of the related subscription arrangement. If the multi-element arrangement is materially modified, the transaction is evaluated in accordance with the new accounting guidance which will most likely result in any deferred services revenue being recognized at the time of the material modification.

Software Revenue

        We enter into certain revenue arrangements for which it is obligated to deliver multiple products and/or services (multiple elements). For these arrangements, which generally include software products, technical (maintenance) support and professional services, we allocate and defer revenue for the undelivered elements based on their VSOE. We allocate total earned revenue under the agreement among the various elements based on their relative fair value. VSOE exists for all elements of multiple element arrangements. In the event that VSOE cannot be established for one of the elements of multiple element arrangement, we will apply the residual method to determine how much revenue for the delivered elements (software licenses) can be recognized upon delivery by assigning VSOE to other elements in multiple element arrangements.

        We determine VSOE based on actual prices charged for standalone sales of maintenance. To accomplish this, we track sales for the maintenance product when sold on a standalone basis for a one year term and compares to sales of the associated licensed software product.

        We perform a quarterly analysis of the actual sales for standalone maintenance and licensed software to establish the percentage of sales relationships for each level of maintenance and licensed software. The result of this analysis has historically been a tight range of percentage of sales relationships centered on a mid-point. Renewal rates, expressed as a consistent percentage of the license fee at each level, represent VSOE of fair value for the maintenance element of the arrangements.

        We recognize revenue from our professional services as rendered. VSOE for professional services is based on the use of a consistent rate per hour when similar services are sold separately on a time-and-material basis. In cases where VSOE has not been established, we defer the full value of the arrangement and recognizes it ratably over the term of the agreement.

Deferred Revenue

        Deferred revenue represents customer billings made in advance for annual support or hosting contracts, professional consulting services to be delivered in the future and bulk purchases of emails to be delivered in the future. We typically bill maintenance on a per annum basis in advance for software and recognizes the revenue ratably over the maintenance period. Some hosted contracts are prepaid monthly, quarterly or annually and recognized monthly after the service has been provided. Bulk purchases are typically billed in advance, ranging from monthly to annually and we recognize revenue in the periods in which emails are delivered.

Advertising Costs

        Advertising costs are expensed as incurred or the first time the advertising takes place. Advertising costs were $5.1 million and $4.3 million for fiscal years 2010 and 2011, respectively. Advertising costs were $3.1 million and $1.5 million for the nine months ended March 31, 2011 and 2012, respectively.

Allowance for Doubtful Accounts

        We record accounts receivable at net realizable value. This value includes an appropriate allowance for estimated uncollectible accounts to reflect any loss anticipated on the accounts receivable balances and charged to the provision for doubtful accounts.

        We provide an allowance for doubtful accounts equal to the estimated uncollectible amounts. Our estimate is based on historical collection experience, changes in customer payment history and a review of the current status of accounts receivable. If any of these factors change, it is reasonably possible that the estimate of the allowance for doubtful accounts will change.

        The following is a summary of the activity in the allowance for doubtful accounts:

	Years Ended June 30,
			Nine Months Ended March 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
Beginning balance	$899	$768	$936
Charge to cost and expenses	1,219	654	842
Write-offs charge against allowance	(1,350)	(486)	(395)

Ending balance	$768	$936	$1,248

Loss Contingencies and Commitments

        We record estimated loss contingencies when information is available that indicates that it is probable that a material loss has been incurred or an asset has been impaired and the amount of the loss can be reasonably estimated. We disclose if the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, or if an exposure to loss exists in excess of the amount accrued. Loss contingencies considered remote are generally not disclosed unless they arise from guarantees, in which case the guarantees would be disclosed. Determining the likelihood of incurring a liability and estimating the amount of the liability involves an exercise of judgment. If the litigation results in an outcome that has greater adverse consequences than management currently expects, then we may have to record additional charges in the future. As of March 31, 2012, there were neither material changes to our commitments and obligations, nor were there any probable material losses incurred that could be reasonably estimated.

        Our commitments consist of obligations under operating leases for corporate office space and co-location facilities for data center capacity for research and test data centers. We also enter into contractual purchase obligations, capital leases and other agreements that are legally binding and specify certain minimum payment terms.

Goodwill, Long-lived Assets and Other Intangible Assets

        We classify our intangible assets into three categories: (1) intangible assets with definite lives subject to amortization; (2) intangible assets with indefinite lives not subject to amortization; and (3) goodwill.

        We evaluate our fixed assets and intangible assets with definite lives for impairment. If the carrying amount of an asset or asset group (in use or under development) is evaluated and found not to be recoverable (carrying amount exceeds the gross, undiscounted cash flows from use and disposition), then an impairment loss must be recognized. The impairment loss is measured as the excess of the carrying amount over the asset's or asset group's fair value. In addition, the potential impairment of finite life intangibles is assessed whenever events or a change in circumstances indicate the carrying value may not be recoverable.

        We test goodwill and our intangible assets with indefinite lives not subject to amortization annually on June 30th for impairment. In addition, we consider the following significant factors that could trigger an impairment review prior to annual testing:

  a.
  a significant underperformance relative to historical or expected projected future operating results;

  b.
  a significant changes in the manner of our use of the acquired assets or the strategy for our overall business;

  c.
  significant negative industry or economic trends;

  d.
  a significant decline in our stock price for a sustained period of time;

  e.
  a significant change in our market capitalization relative to net book value; and

  f.
  a significant adverse change in legal factors or in the business climate that could affect the value of the asset.

Impairment Testing

        If we determine that the carrying value of intangible assets, long-lived assets or goodwill may not be recoverable based upon the existence of one or more of the above indicators of impairment, it measures any potential impairment based on a projected discounted cash flow method using a discount rate determined by management to be commensurate with the risk inherent in our current business model. The fair values calculated in our impairment tests are determined using discounted cash flow models involving several assumptions. These assumptions include, but are not limited to, anticipated operating income growth rates, our long-term anticipated operating income growth rate and the discount rate (including a specific reporting unit risk premium). The assumptions that are used are based upon what we believe a hypothetical marketplace participant would use in estimating fair value. In developing these assumptions, we compare the resulting estimated enterprise value to our observable market enterprise value at the time the analysis is performed. See Notes 4 and 5 "Intangible Assets" and "Goodwill," respectively, of the Notes to Consolidated Financial Statements.

Capitalized Software Costs

Software licensing

        We expense internal costs incurred in researching and developing computer software products designed for sale or licensing until technological feasibility has been established for the product. Once technological feasibility is established, applicable development software costs are capitalized until the product is available for general release to customers. Judgment is required in determining when technological feasibility of a product is established. We determined that technological feasibility is established when we have completed all necessary planning and designing and after it has resolved all high-risk development issues through coding and testing. Moreover, these activities are necessary to establish that the product can meet our design specifications including functions, features and technical performance requirements. We discontinue capitalization when the product is available for general release to customers.

SaaS software costs

        We capitalize the direct costs associated with the software we develop for use in providing software-as-a-service to our customers during our application development stage. The types of activities performed during the application development stage create probable future economic benefits. Once the software is available for use in providing services to customers, we amortize the capitalized amount over three years with the amortization charged to cost of revenues. We expense activities performed during the preliminary project stage which are analogous to research and development activities. In addition, we expense the types of activities performed during the post-implementation / operation stage. These activities are likely to include release ready and release launch activities. See Note 6 "Property and Equipment" of the Notes to Consolidated Financial Statements.

Stock-Based Compensation

        We amortize stock-based compensation expense based upon the fair value of stock-based awards on a straight-line basis over the requisite vesting period as defined in the applicable plan documents. See Note 14 "Stock Compensation Plans" of the Notes to Consolidated Financial Statements.

Accounting for Income Taxes

        We account for income taxes in accordance with standards established by the FASB. We recognize deferred tax assets and liabilities for the future tax consequences of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets, including tax loss and credit carry forwards and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the rate enactment date. Deferred income tax expense represents the change during the period in the deferred tax assets and deferred tax liabilities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.

        In accordance with FASB standards, we establish a valuation allowance if it believes that it is more likely than not that some or all of our deferred tax assets will not be realized. We do not recognize a tax benefit unless it determines that it is more likely than not that the benefit will be sustained upon external examination, an audit by taxing authority. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. See Note 10 "Income Taxes" of the Notes to Consolidated Financial Statements.

Acquisition

        Significant judgment is required to estimate the fair value of purchased assets and liabilities at the date of acquisition, including estimating future cash flows from the acquired business, determining appropriate discount rates, asset lives and other assumptions. Our process to determine the fair value of the non-compete agreements, customer relationships and developed technology includes the use of estimates including: the potential impact on operating results if the non-compete agreements were not in place; revenue estimates for customers acquired through the acquisition based on an assumed customer attrition rate; estimated costs to be incurred to purchase the capabilities gained through the developed technology model; and appropriate discount rates based on a particular business' weighted average cost of capital. Our estimates of an entity's growth and costs are based on historical data, various internal estimates and a variety of external sources and are developed as part of our planning process. See Note 3 "Acquisition" of the Notes to Consolidated Financial Statements.

Net Loss per Share

        Basic net income (loss) per share is computed by dividing net income by the weighted average number of common shares outstanding during the reporting period. Diluted net income (loss) per share is computed similarly to basic net income (loss) per share except that it includes the potential dilution that could occur if dilutive securities were exercised. See Note 12 "Net Loss per Share" of the Notes to Consolidated Financial Statements.

New Accounting Pronouncements

        In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs ("ASU 2011-04"), which is intended to result in convergence between U.S. GAAP and International Financial Reporting Standards requirements for measurement of, and disclosures about, fair value. ASU 2011-04 clarifies or changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. This pronouncement is effective for reporting periods beginning after December 15, 2011, with early adoption prohibited for public companies. The new guidance will require prospective application. We will adopt this pronouncement in fiscal 2013, and does not expect our adoption to have a material effect on our financial position or results of operations.

        In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income ("ASU 2011-05"), which will require companies to present the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The pronouncement does not change the current option for presenting components of other comprehensive income, gross, or net of the effect of income taxes, provided that such tax effects are presented in the statement in which other comprehensive income is presented or disclosed in the notes to the financial statements. Additionally, the pronouncement does not affect the calculation or reporting of earnings per share. The pronouncement also does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. We have deferred implementing amendments to our presentation of our items of accumulated other comprehensive income in accordance with the recent Accounting Standards Update No. 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 ("ASU 2011-12"), which superseded certain pending paragraphs in ASU No. 2011-05, to effectively defer only those changes in ASU No. 2011-05 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. We will adopt this pronouncement beginning of fiscal 2013.

        In September 2011, the FASB issued Accounting Standards Update No. 2011-08, Intangibles—Goodwill and Other (Topic 350) Testing Goodwill for Impairment ("ASU 2011-08"), which simplify how entities test goodwill for impairment. It provides an entity the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test for goodwill impairment. If an entity believes, as a result of our qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than our carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. The revised standard is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011 with an option to early adopt. We early adopted this pronouncement in the first quarter of fiscal 2012 and it did not have a material impact on our statement of position or results of operations. In the second quarter of fiscal 2012, however, we had re-assessed certain qualitative factors and performed accordingly the current two-step process for goodwill impairment. As a result of this process, we determined a goodwill impairment of $9.0 million as of December 31, 2011. In the third quarter of fiscal 2012, we assessed qualitative factors and determined it was not necessary to perform the two-step test for goodwill impairment.